Legal, competition and regulatory matters (Details) plaintiff in Thousands, € in Millions, $ in Millions	1 Months Ended								12 Months Ended								24 Months Ended
	Nov. 30, 2024 GBP (£)	Oct. 31, 2024 request	May 31, 2024 EUR (€)	Jan. 31, 2024 decision GBP (£)	Dec. 31, 2023 lawsuit	Nov. 30, 2023 request	Jan. 30, 2023 lawsuit	Apr. 30, 2021 USD ($)	Dec. 31, 2024 GBP (£) lawsuit plaintiff claim	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2019 lawsuit	Dec. 31, 2018 GBP (£)	Dec. 31, 2013 GBP (£)	Dec. 31, 2008 USD ($) agreement	Dec. 31, 2024 lawsuit
Disclosure of contingent liabilities [line items]
Litigation settlement | £									£ 220,000,000	£ 37,000,000	£ 1,597,000,000
Other proceedings
Disclosure of contingent liabilities [line items]
Number of arbitration requests received | request						2
USD LIBOR actions
Disclosure of contingent liabilities [line items]
Number of claims pending resolution | claim									2
Number of lawsuits dismissed																	2
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought													2
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of claims pending resolution									1
Civil actions in respect of VRDO - private plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought									3
Interest Rate Swap and Credit Default Swap US civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought									1
BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved | $								$ 3.3								$ 298.0
Civil actions in respect of the US Anti-Terrorism Act
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought									8
Number of plaintiffs | plaintiff									4
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed							3
Number of lawsuits with damages sought							6
Number of lawsuits subject to appeal							1
Number of lawsuits consolidated into a separate lawsuit									2
Number of separate lawsuit									1
Number of initial lawsuit amended					1
Number of initial lawsuits currently stayed									2
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought							2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Value of damages sought | £												£ 329,000,000
Litigation settlement | €			€ 43.5
Motor finance commission arrangements
Disclosure of contingent liabilities [line items]
Number of final decisions by the UK FCO | £				2
Number of final decisions by the UK FCO about commission arrangements | decision				1
Number of judgment issued in motor finance commission cases | request		3
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Value of damages sought | £														£ 181,000,000
HMRC assessments concerning UK VAT | Barclays UK
Disclosure of contingent liabilities [line items]
Value of damages sought | £														128,000,000
Barclays Bank PLC | FCA proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement																2
Financial penalty warning | £	£ 40,000,000														£ 50,000,000
Barclays Bank PLC | Non-US benchmarks civil actions | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Number of claims pending resolution | claim									1
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Value of damages sought | £														£ 53,000,000